Common Stock and Additional Paid-in Capital - Net loss Attributable to DryShips and Transfers to the Non-controlling Interest (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Loss Attributable To DryShips Inc And Transfers To Noncontrolling Interest [Abstract]
Net loss attributable to Dryships Inc.	$ (42,544)	$ (198,686)	$ (2,847,061)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	0	0	(49,444)
Net transfers to the non-controlling interest	0	0	(49,444)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$ (42,544)	$ (198,686)	$ (2,896,505)